PREFERRED SHARES (Details)			1 Months Ended		12 Months Ended
	Apr. 03, 2014 CNY (¥) shares	Aug. 11, 2011 CNY (¥) ¥ / shares shares	Sep. 25, 2008 CNY (¥) ¥ / shares shares	Jan. 16, 2004 CNY (¥) ¥ / shares shares	Dec. 31, 2016 $ / shares	Dec. 31, 2014 CNY (¥)	Dec. 31, 2015 $ / shares	Dec. 31, 2014 $ / shares	Jan. 01, 2013 $ / shares	Jan. 16, 2009 $ / shares
Temporary Equity [Line Items]
Share price | $ / shares								$ 8.60
Stock issuance costs						¥ 24,801,000
Minimum [Member]
Temporary Equity [Line Items]
Share price | $ / shares					$ 9.99		$ 9.28		$ 3.75
Preferred Stock [Member]
Temporary Equity [Line Items]
Liquidation Basis of Accounting, Liquidation Plan					In the event of any liquidation, dissolution, or winding up of the Company, the proceeds shall be distributed according to the following sequence: (i)first to the holders of the Series C convertible redeemable preferred shares at 150% of the Series C Original Issuance Price, plus declared but unpaid dividends on each share of Series C convertible redeemable preferred shares; (ii)second to the holders of Series B convertible redeemable preferred shares at 150% of the Series B Original Issuance Price, plus declared but unpaid dividends on each share of Series B convertible redeemable preferred shares, (iii)third to the holders of Series A convertible redeemable preferred shares at 100% of the Series A Original Issuance Price, plus declared but unpaid dividends on each share of Series A convertible redeemable preferred shares. The remaining assets of the Company, if any, shall be distributed pro rata to the holders of Series C convertible redeemable preferred shares, Series B convertible redeemable preferred shares, Series A convertible redeemable preferred shares and ordinary shares on an if-converted basis.
Series A [Member]
Temporary Equity [Line Items]
Shares issued during period | shares				8,571,430
Value of shares issued during period				¥ 4,138,000
Share price | ¥ / shares				¥ 0.48
Series A [Member] | Minimum [Member]
Temporary Equity [Line Items]
Share price | $ / shares										$ 0.58
Series B [Member]
Temporary Equity [Line Items]
Shares issued during period | shares			5,630,630
Value of shares issued during period			¥ 34,099,000
Share price | ¥ / shares			¥ 6.06
Conversion of debt			¥ 10,230
Shares issued for debt conversion | shares			1,689,190
Series C [Member]
Temporary Equity [Line Items]
Shares issued during period | shares		10,914,852
Value of shares issued during period		¥ 127,817,000
Share price | ¥ / shares		¥ 11.71
Stock issuance costs		¥ 1,397,000
Class B [Member] | Ordinary Shares [Member]
Temporary Equity [Line Items]
Shares issued for conversion of convertible redeemable preferred shares | shares	25,430,831
Conversion of convertible redeemable preferred shares	¥ 157,000
Series B convertible redeemable preferred shares [Member]
Temporary Equity [Line Items]
Preferred Stock, Redemption Terms					an amount equal to 150% of Series B Original Issuance Price; plus, an amount equal to all declared but unpaid dividends on each share of Series B convertible redeemable preferred shares; plus, 10% compound interest per annum on 150% of Series B Original Issuance Price for each Series B convertible redeemable preferred share from the date of issuance to the earliest redemption date of the security.
Accretion of Convertible Redeemable Preferred Stock						3,530,000
Series C convertible redeemable preferred shares [Member]
Temporary Equity [Line Items]
Preferred Stock, Redemption Terms					(i)an amount equal to 137.50% of the Series C Original Issuance Price, plus declared but unpaid dividends on each share of Series C convertible redeemable preferred shares; or (ii)the fair market value of the Series C convertible redeemable preferred shares as of the most recent year end, as determined by an independent appraiser mutually agreeable to the Company and the holder of the Series C convertible redeemable preferred shares.
Accretion of Convertible Redeemable Preferred Stock						¥ 0